Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Thousands	Mar. 21, 2018 USD ($)	Mar. 21, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Subsequent Event [Line Items]
Total consideration			¥ 312,176	¥ 150,000			¥ 101,000
Unis Tech
Subsequent Event [Line Items]
Total consideration			¥ 49,000	¥ 49,000	$ 7,057	¥ 49,000
Equity interest, percentage					49.00%	49.00%
Subsequent Event | Unis Tech | Unisplendour Corporation Limited
Subsequent Event [Line Items]
Percentage of ownership transferred	51.00%
Total consideration	$ 7,531	¥ 49,000
Equity interest, percentage	49.00%	49.00%